Financial Information as per operating segments (Details 1) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales revenue external customers		$ 1,678,397,181	$ 1,535,321,041	$ 1,469,989,796
Other income		19,963,613	23,576,667	28,381,919
Sales revenue between segments		0	0	0
Net sales		$ 1,698,360,794	$ 1,558,897,708	$ 1,498,371,715
Change %		8.90%	0.00%	0.00%
Cost of sales		$ 798,738,655	$ 741,819,916	$ 685,075,251
% of Net sales		47.00%	47.60%	45.70%
Gross margin		$ 899,622,139	$ 817,077,792	$ 813,296,464
% of Net sales		53.00%	52.40%	54.30%
MSD&A	[1]	$ (668,783,480)	$ (619,542,751)	$ (612,564,776)
% of Net sales		39.40%	39.70%	40.90%
Other operating income (expenses)		$ 4,055,543	$ 3,116,679	$ 4,205,310
Adjusted operating result		$ 227,177,411	$ 192,305,813	$ 213,448,998
Change %		17.10%	0.00%	0.00%
% of Net sales		13.80%	12.90%	13.70%
Net financial expense		$ (19,115,361)	$ (14,627,170)	$ (15,255,586)
Equity and income of associates and joint ventures		(8,914,097)	(5,560,522)	(5,228,135)
Foreign currency exchange differences		(2,563,019)	456,995	957,565
Results as per adjustment units		(110,539)	(2,246,846)	(3,282,736)
Other gains (losses)		(7,716,791)	(8,345,907)	8,512,000
Income before taxes		196,474,395	170,328,270	190,640,106
Tax income (expense)		48,365,976	30,246,383	50,114,516
Net income for year		148,108,419	140,081,887	140,525,590
Non-controlling interests		18,501,066	21,624,399	19,717,455
Net income attributable to equity holders of the parent		129,607,353	118,457,488	120,808,135
Depreciation and amortization		92,199,504	83,528,045	81,566,802
ORBDA	[2]	$ 327,093,706	$ 284,179,765	$ 286,503,800
Change %		15.10%	0.00%	0.00%
% of Net sales		19.30%	18.20%	19.10%
Chile [Member]
Sales revenue external customers		$ 1,020,763,055	$ 973,220,715	$ 885,769,609
Other income		14,667,777	15,630,481	16,757,566
Sales revenue between segments		11,688,658	8,524,493	6,932,905
Net sales		$ 1,047,119,490	$ 997,375,689	$ 909,460,080
Change %		5.00%	0.00%	0.00%
Cost of sales		$ (483,604,499)	$ (471,151,686)	$ (411,375,380)
% of Net sales		46.20%	47.20%	45.20%
Gross margin		$ 563,514,991	$ 526,224,003	$ 498,084,700
% of Net sales		53.80%	52.80%	54.80%
MSD&A	[1]	$ (383,169,121)	$ (373,407,847)	$ (343,380,553)
% of Net sales		36.60%	37.40%	37.80%
Other operating income (expenses)		$ 2,438,416	$ 1,734,871	$ 626,889
Adjusted operating result	[3]	$ 182,784,286	$ 154,551,027	$ 155,331,036
Change %		18.30%	0.00%	0.00%
% of Net sales		17.50%	15.50%	17.10%
Net financial expense		$ 0	$ 0	$ 0
Equity and income of associates and joint ventures		0	0	0
Foreign currency exchange differences		0	0	0
Results as per adjustment units		0	0	0
Other gains (losses)		0	0	0
Depreciation and amortization		64,807,818	61,736,849	56,698,871
ORBDA	[2]	$ 247,592,104	$ 216,287,876	$ 212,029,907
Change %		14.50%	0.00%	0.00%
% of Net sales		23.60%	21.70%	23.30%
International Business [Member]
Sales revenue external customers		$ 457,178,413	$ 366,778,056	$ 400,051,022
Other income		2,740,533	2,783,615	4,708,728
Sales revenue between segments		398,100	546,972	953,967
Net sales		$ 460,317,046	$ 370,108,643	$ 405,713,717
Change %		24.40%	0.00%	0.00%
Cost of sales		$ (190,387,412)	$ (157,485,547)	$ (162,665,341)
% of Net sales		41.40%	42.60%	40.10%
Gross margin		$ 269,929,634	$ 212,623,096	$ 243,048,376
% of Net sales		58.60%	57.40%	59.90%
MSD&A	[1]	$ (225,341,789)	$ (191,413,501)	$ (216,098,525)
% of Net sales		49.00%	51.70%	53.30%
Other operating income (expenses)		$ 678,153	$ (394,820)	$ 3,315,892
Adjusted operating result	[3]	$ 45,265,998	$ 20,814,775	$ 30,265,743
Change %		117.50%	0.00%	0.00%
% of Net sales		9.80%	5.60%	7.50%
Net financial expense		$ 0	$ 0	$ 0
Equity and income of associates and joint ventures		0	0	0
Foreign currency exchange differences		0	0	0
Results as per adjustment units		0	0	0
Other gains (losses)		0	0	0
Depreciation and amortization		15,568,301	11,928,705	14,334,415
ORBDA	[2]	$ 60,834,299	$ 32,743,480	$ 44,600,158
Change %		85.80%	0.00%	0.00%
% of Net sales		13.20%	8.80%	11.00%
Wines [Member]
Sales revenue external customers		$ 200,455,713	$ 195,322,270	$ 184,169,165
Other income		3,105,064	5,851,015	5,214,674
Sales revenue between segments		893,005	228,767	131,209
Net sales		$ 204,453,782	$ 201,402,052	$ 189,515,048
Change %		1.50%	0.00%	0.00%
Cost of sales		$ (126,244,373)	$ (112,938,261)	$ (105,956,281)
% of Net sales		61.70%	56.10%	55.90%
Gross margin		$ 78,209,409	$ 88,463,791	$ 83,558,767
% of Net sales		38.30%	43.90%	44.10%
MSD&A	[1]	$ (53,941,735)	$ (52,007,092)	$ (51,070,291)
% of Net sales		26.40%	25.80%	26.90%
Other operating income (expenses)		$ 251,765	$ 732,689	$ 44,823
Adjusted operating result	[3]	$ 24,519,439	$ 37,189,388	$ 32,533,299
Change %		(34.10%)	0.00%	0.00%
% of Net sales		12.00%	18.50%	17.20%
Net financial expense		$ 0	$ 0	$ 0
Equity and income of associates and joint ventures		0	0	0
Foreign currency exchange differences		0	0	0
Results as per adjustment units		0	0	0
Other gains (losses)		0	0	0
Depreciation and amortization		7,505,440	7,078,872	7,568,991
ORBDA	[2]	$ 32,024,879	$ 44,268,260	$ 40,102,290
Change %		(27.70%)	0.00%	0.00%
% of Net sales		15.70%	22.00%	21.20%
Other Segments [Member]
Sales revenue external customers		$ 0	$ 0	$ 0
Other income		(549,761)	(688,444)	1,700,951
Sales revenue between segments		(12,979,763)	(9,300,232)	(8,018,081)
Net sales		$ (13,529,524)	$ (9,988,676)	$ (6,317,130)
Change %		0.00%	0.00%	0.00%
Cost of sales		$ 1,497,629	$ (244,422)	$ (5,078,249)
% of Net sales		0.00%	0.00%	0.00%
Gross margin		$ (12,031,895)	$ (10,233,098)	$ (11,395,379)
% of Net sales		0.00%	0.00%	0.00%
MSD&A	[1]	$ (6,330,835)	$ (2,714,311)	$ (2,015,407)
% of Net sales		0.00%	0.00%	0.00%
Other operating income (expenses)		$ 687,209	$ 1,043,939	$ 217,706
Adjusted operating result	[3]	$ (17,675,521)	$ (11,903,470)	$ (13,193,080)
Change %		0.00%	0.00%	0.00%
% of Net sales		0.00%	0.00%	0.00%
Net financial expense		$ 0	$ 0	$ 0
Equity and income of associates and joint ventures		0	0	0
Foreign currency exchange differences		0	0	0
Results as per adjustment units		0	0	0
Other gains (losses)		0	0	0
Depreciation and amortization	[4]	4,317,945	2,783,619	2,964,525
ORBDA	[2]	$ (13,357,576)	$ (9,119,851)	$ (10,228,555)
Change %		0.00%	0.00%	0.00%
% of Net sales		0.00%	0.00%	0.00%

[1]	MSD and A, included Marketing, Selling, Distribution and Administrative expenses.
[2]	ORBDA (for management purpose we have defined as Adjusted Operating Result before Depreciation and Amortization).
[3]	Adjusted operating result (for management purposes we have defined as Net income before other gains (losses), net financial expense, equity and income of joint venture, foreign currency exchange differences, result as per adjustment units and income taxes).
[4]	Includes depreciation and amortization corresponding to the Corporate Support Units.